                                  TOUCHSTONE
                                   ADVISOR
                               VARIABLE ANNUITY

                    Western-Southern Life Assurance Company
                               Separate Account 2

                                   PROSPECTUS
                                JANUARY 4, 1999

This Prospectus describes the Touchstone Advisor Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Advisor Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $5,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional IRA or Roth IRA or a 403(b) plan, for $1,000 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

You tell us how to invest your payments. Your investment options include the following Sub-Accounts:


  O EMERGING GROWTH  O INTERNATIONAL EQUITY  O INCOME OPPORTUNITY  O VALUE PLUS
  O GROWTH & INCOME  O BALANCED              O BOND                O STANDBY INCOME


Each Sub-Account invests in a separately managed Fund. Each Fund is part of the Touchstone Variable Series Trust.


The Statement of Additional Information dated January 4, 1999 contains more information about the Contract, WSLAC and its Separate Account 2. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 47 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).



The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 2, and other information about Separate Account 2. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contracts are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Contracts. The Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Investments in variable annuities involve investment risk, including possible loss of principal and interest.

This booklet contains the Touchstone Advisor Variable Annuity Prospectus and the current prospectus for the Touchstone Variable Series Trust. You should rely only on the information contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.


No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

  TABLE OF CONTENTS
  TABLE OF CONTENTS

3
              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS TABLE OF CONTENTS


                                                             PAGE
Cover Page.................................................    1
Table Of Contents..........................................    3
Glossary...................................................    4
Fee And Expense Tables.....................................    5
Summary....................................................    7
Purchasing Your Contract...................................    9
Transferring Your Money....................................   11
Accessing Your Money.......................................   13
Charges....................................................   15
Information About The Investment Options...................   17
Valuation Of Your Investments..............................   19
Performance Information....................................   20
Annuity Income Payment Options.............................   21
Guaranteed Death Benefit...................................   24
WSLAC And Separate Account 2...............................   25
Service Providers..........................................   26
Voting Rights..............................................   27
Other Information About Your Contract......................   28
Federal Income Tax Information.............................   30
Supplement A:  Accumulation Unit Values....................   37
Supplement B:  Section 401 Plans And Section 403(b)
  Plans....................................................   38
Supplement C: State Of Texas Optional Retirement Program...   43
Table Of Contents For Statement Of Additional
  Information..............................................   47

  GLOSSARY
  GLOSSARY

                                                                               4

GLOSSARY      [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

[ICON]
[ICON]
ACCUMULATION UNIT
A unit of measure used to calculate a Contract owner's share of a Sub-Account.

[ICON]
[ICON]

ACCUMULATION UNIT VALUE
The dollar value of an Accumulation Unit in a Sub-Account.

[ICON]
[ICON]

ANNUITANT
The person whose life is used to determine the amount of any annuity income payments and the length of time for which the payments are made.

[ICON]
[ICON]

CODE
The Internal Revenue Code of 1986, as amended.

[ICON]
[ICON]

CONTRACT
The Touchstone Advisor Variable Annuity Contract, including the application and any amendments, riders or endorsements.

[ICON]
[ICON]

CONTRACT DATE
The effective date of a Contract. The Contract Date is shown on page 3 of your Contract.

[ICON]
[ICON]

CONTRACT VALUE


The total value of your Contract at any time before or on the Income Date. This represents the sum of the value of your investments in the Sub-Accounts.


[ICON]
[ICON]

CONTRACT YEAR
A year that starts on your Contract Date or the anniversary of your Contract
      Date.

[ICON]
[ICON]

FUND

Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account. Each Fund is part of a group of funds called the Touchstone Variable Series Trust.


[ICON]
[ICON]

INCOME DATE
The date on which annuity payments are scheduled to begin.

[ICON]
[ICON]

SUB-ACCOUNT
A division of Separate Account 2. Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.

[ICON]
[ICON]

SURRENDER VALUE
The Contract Value minus any contract maintenance charge.

[ICON]
[ICON]

WSLAC, WE, OUR AND US
Western-Southern Life Assurance Company.

  FEE AND EXPENSE TABLES
  FEE AND EXPENSE TABLES

5

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS FEE AND EXPENSE TABLES


These tables describe the fees and expenses that you may pay directly or indirectly if you purchase a Contract. More complete information about these fees and expenses is located in the discussion about charges on pages 15 through 16.


Contract Owner Transaction Expenses

MAXIMUM Contingent Deferred Sales Charge (Surrender Charge)     None
(as a percentage of amount surrendered or withdrawn)*
Annual Contract Maintenance Charge*                           $35.00


                                                          SUB-ACCOUNT
                                                        ANNUAL EXPENSES
                                                      (AS A PERCENTAGE OF
                                                    A AVERAGE ACCOUNT VALUE)
                MORTALITY AND EXPENSE RISK CHARGES           0.70%
----------------------------------------------------------------------------
                    CONTRACT ADMINISTRATION CHARGE           0.10%
----------------------------------------------------------------------------
                                             TOTAL           0.80%
----------------------------------------------------------------------------



                                                  FUND EXPENSES
                                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
                                       AND AFTER EXPENSE REIMBURSEMENT)**
                                 ADVISOR FEE    OTHER EXPENSES    TOTAL EXPENSES
              EMERGING GROWTH       0.80%           0.35%             1.15%

--------------------------------------------------------------------------------
         INTERNATIONAL EQUITY       0.95%           0.30%             1.25%
--------------------------------------------------------------------------------
           INCOME OPPORTUNITY       0.65%           0.20%             0.85%
--------------------------------------------------------------------------------
                   VALUE PLUS       0.75%           0.10%             0.85%
--------------------------------------------------------------------------------
              GROWTH & INCOME       0.80%           0.05%             0.85%
--------------------------------------------------------------------------------
                     BALANCED       0.80%           0.10%             0.90%
--------------------------------------------------------------------------------
                         BOND       0.55%           0.20%             0.75%
--------------------------------------------------------------------------------
               STANDBY INCOME       0.25%           0.25%             0.50%
--------------------------------------------------------------------------------

* In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.


** Since the Value Plus Fund started on May 1, 1998, expenses for the Value Plus Fund are based on estimates. Touchstone Advisors has agreed to waive certain fees or reimburse each Portfolio for certain expenses so that the Fund's total expenses do not exceed the percentage listed in the table. This agreement will remain in place until at least December 31, 1999. If Touchstone Advisors had not reimbursed the Funds, the total expenses of each Fund in 1997 would have been higher, as shown in the following table.

  FEE AND EXPENSE TABLES
  FEE AND EXPENSE TABLES

                                                                               6

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS


                                                       TOTAL EXPENSES
                                                   (BEFORE REIMBURSEMENT)
                                EMERGING GROWTH            2.19%

-------------------------------------------------------------------------
                           INTERNATIONAL EQUITY            3.19%
-------------------------------------------------------------------------
                             INCOME OPPORTUNITY            1.72%
-------------------------------------------------------------------------
                                     VALUE PLUS            2.85%
-------------------------------------------------------------------------
                                GROWTH & INCOME            1.64%
-------------------------------------------------------------------------
                                       BALANCED            2.04%
-------------------------------------------------------------------------
                                           BOND            1.69%
-------------------------------------------------------------------------
                                 STANDBY INCOME            1.48%
-------------------------------------------------------------------------

Examples

These examples should help you compare the cost of purchasing a Contract with the cost of purchasing other variable annuity contracts.

The examples assume that you invest $1,000 in each Sub-Account, your investment has a 5% return each year and the Fund's total expenses are the same as shown above in the column entitled "Fund Expenses (After Reimbursement)". Your actual costs may be higher or lower than the costs shown in the examples.

   EXAMPLE 1  This example assumes that you surrender your Contract at the end of the applicable time period.


EXAMPLE 1  This example assumes that you surrender your Contract at the end of the applicable time period.


                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
Emerging Growth...................   $23        $72       $124        $264
International Equity..............   $24        $75       $129        $275
Income Opportunity................   $20        $63       $108        $232
Value Plus........................   $20        $63         NA          NA
Growth & Income...................   $20        $63       $108        $232
Balanced..........................   $21        $64       $110        $238
Bond..............................   $19        $60       $102        $222
Standby Income....................   $17        $52       $ 89        $194

   EXAMPLE 2  This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period.


EXAMPLE 2  This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period.


                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
Emerging Growth...................   $23        $72       $124        $264
International Equity..............   $24        $75       $129        $275
Income Opportunity................   $20        $63       $108        $232
Value Plus........................   $20        $63         NA          NA
Growth & Income...................   $20        $63       $108        $232
Balanced..........................   $21        $64       $110        $238
Bond..............................   $19        $60       $102        $222
Standby Income....................   $17        $52       $ 89        $194

  SUMMARY
  SUMMARY

7

SUMMARY       [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS


This summary highlights some basic information about the Touchstone Advisor Variable Annuity Contract. More information about the Contract is located on pages 9 through 29 of this Prospectus.


How the Contract Works

The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment plans.

The Contract also provides a guaranteed death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance.

Who Should Purchase the Contract

The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

Purchasing a Contract

You can purchase a Contract for $5,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

Selecting Your Investment Options

You can allocate your purchase payments among the following investment options, called Sub-Accounts.

  SUMMARY
  SUMMARY

                                                                               8

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS


Sub-Accounts
Depending on market conditions, you can make or lose money in any Sub-
Account.


      O Emerging Growth
      O International Equity

      O Income Opportunity

      O Value Plus
      O Growth & Income

      O Balanced

      O Bond

      O Standby Income

Transferring Among Investment Options

You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year.

Accessing Your Money

You can access your money at any time during the accumulation phase. The minimum withdrawal is $250.

Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

Charges and Fees

A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other administrative charges are deducted at an annual rate of no more than 0.80% of your Contract Value. Also, you may indirectly pay investment advisory fees.

10-Day Review Period

You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Additional Information


Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).


Accumulation Unit Values


The Accumulation Unit Values for each Sub-Account other than Value Plus are shown in Supplement A on page 37.

  PURCHASING YOUR CONTRACT

  PURCHASING YOUR CONTRACT

9

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS PURCHASING YOUR CONTRACT


To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

Minimum and Maximum Purchase Payments

     O You can purchase a Contract for $5,000 or more.


     O You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plans), for $1,000 or more.


     O You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $1,000.

10-Day Review Period

You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. The state where you live may require us to give you a longer free look period.

If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Investment Options

You decide how to allocate your purchase payments by selecting from the following investment options, called Sub-Accounts.

    O Emerging Growth     O Growth & Income
    O International       O Balanced
      Equity
    O Income Opportunity  O Bond
    O Value Plus          O Standby Income

Allocation of Purchase Payments

Your instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by contacting us either by phone or in writing. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your purchase payments:

     O Allocate at least 5% of your initial purchase payment to each investment option you choose.

  PURCHASING YOUR CONTRACT
  PURCHASING YOUR CONTRACT

                                                                              10

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

     O Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.
     O Make sure your percentages total 100%.


Allocation Changes by Phone. You can change the allocation of your future purchase payments over the phone by following these steps:


STEP 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.


STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.


STEP 3.  Give the representative the following information:

     O Your Social Security number

     O Your Contract number or other precise information that identifies your Contract

     O Your allocation instructions

Allocation Changes in Writing. You can also change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

[The type that appears in side bars in the typeset document are enclosed in Brackets "[" and "]" in the electronic file.]

     [***You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.]

     O Your Contract number or other precise information that identifies your Contract

     O Your allocation instructions

  TRANSFERRING YOUR MONEY
  TRANSFERRING YOUR MONEY

11

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS TRANSFERRING YOUR MONEY

You can transfer money from one investment option to another. You can make transfers by phone or in writing.
The following guidelines apply to transfers other than dollar cost averaging transfers:

     O Each transfer must be at least $250.
     O The allocation to each investment option must be at least 5% of the total transfer amount.

     O You can transfer money among the Sub-Accounts once every 30 days.


Transfers by Phone. You can transfer your money over the phone by following these steps:


STEP 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.


STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.


STEP 3.  Give the representative the following information:

     O Your Social Security number

     O Your Contract number or other precise information that identifies your Contract

     O Your transfer instructions


Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:


     O Your Contract number or other precise information that identifies your Contract

     O Your transfer instructions

Third Party Authorization


You can authorize a third party to transfer money for you. To do so, you must complete the appropriate authorization forms. Contact us at the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.

  TRANSFERRING YOUR MONEY
  TRANSFERRING YOUR MONEY

                                                                              12

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS



Touchstone's Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

[The type that appears in side bars in the typeset document are enclosed in Brackets "[" and "]" in the electronic file.]

[***DOLLAR COST
   AVERAGING
--------------------------------------------------------------------------
Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.]

Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Standby Income Sub-Account to other Sub-Accounts. You can make the following transfers:

     O A specific dollar amount

     O A specific percentage of your money in the Standby Income Sub-Account

     O Earnings in the Standby Income Sub-Account

You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.

The following guidelines apply to dollar cost averaging transfers:

     O Your Contract Value must be at least $10,000.

     O Dollar cost averaging transfers must continue for at least 12 months.

     O Each transfer must be at least $200.

     O The allocation to each Sub-Account must be at least 5% of the transfer amount.


To set up dollar cost averaging transfers, contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.


Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

  ACCESSING YOUR MONEY
  ACCESSING YOUR MONEY

13

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS ACCESSING YOUR MONEY

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

Partial Withdrawals


To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Service Center at 800.669.2796 (press 2).


The following guidelines apply to partial withdrawals:

     O Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.

     O Each withdrawal must be at least $250.

     O If your Contract Value is reduced below $5,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.


Systematic Withdrawal Plan



The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.



You can discontinue your systematic withdrawals at any time by sending written instructions to us.


Canceling Your Contract

You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.


To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Service Center at 800.669.2796 (press 2).


The Surrender Value will equal the Contract Value, less any applicable contract charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.

  ACCESSING YOUR MONEY
  ACCESSING YOUR MONEY

                                                                              14

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

Penalty Taxes


If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 59 1/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on pages 32 through 33.


Processing Withdrawals


When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no charges are applicable to the withdrawal, if you have 25% of your money in the Income Opportunity Sub-Account and 75% of your money in the Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Income Opportunity Sub-Account (25% of $2,000) and $1,500 from the Balanced Sub-Account (75% of $2,000).


If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

     O The New York Stock Exchange is closed on a day that it normally would be open.

     O Trading on the New York Stock Exchange is restricted.

     O Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

     O The SEC permits us to postpone payments from the Sub-Accounts for your protection.

  CHARGES
  CHARGES

15

CHARGES       [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

Administrative Charges

We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.


                            CONTRACT MAINTENANCE      CONTRACT ADMINISTRATION
                                   CHARGE                     CHARGE
                          - On the anniversary of    - On each day the New
                            your Contract Date each    York Stock Exchange is
                            year until annuity         open for trading.
                            payments begin.
                          - The date we start
                            annuity payments.
                          - The date you completely
                            surrender your
           WHEN CHARGED?    Contract.
------------------------------------------------------------------------------
                          - $35 each year.           - The effective annual
                                                     rate of the charge is
       HOW MUCH CHARGED?                               0.10%.
------------------------------------------------------------------------------
                          - We reduce your Contract  - We deduct this charge
                            Value. The number of       from the Accumulation
                            Accumulation Units you     Unit Value of each Sub-
                            own in each Sub-Account    Account.
            HOW CHARGED?    is reduced.
------------------------------------------------------------------------------


If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

Mortality and Expense Risk Charges

We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. The effective annual rate of these charges is 0.70%, which includes 0.50% for assuming mortality risk and 0.20% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.

Premium Taxes

Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

  CHARGES
  CHARGES

                                                                              16

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times when:
     O We pay the premium tax.

     O You surrender or withdraw money from your Contract.

     O The death benefit is paid.

     O Annuity payments begin.

  INFORMATION ABOUT THE
  INVESTMENT OPTIONS
  INFORMATION ABOUT THE
  INVESTMENT OPTIONS

17

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS INFORMATION ABOUT THE INVESTMENT OPTIONS

The Sub-Accounts and the Funds


Each Sub-Account invests in a corresponding Fund of the Touchstone Variable Series Trust (TVST). Touchstone
Advisors is the investment advisor for each Fund. This table contains information about the investment objective and Sub-Advisor of each Fund:



                                 INVESTMENT
                                 OBJECTIVE                            SUB-ADVISORS

                    The Fund seeks to increase the value    David L. Babson & Company, Inc.
                    of its shares as a primary goal and     Westfield Capital Management
   EMERGING GROWTH  to earn income as a secondary goal.     Company, Inc.
--------------------------------------------------------------------------------------------

                    The Fund seeks to increase the value
     INTERNATIONAL  of its shares over the long-term.       Credit Suisse Asset Management
            EQUITY
--------------------------------------------------------------------------------------------

                    The Fund seeks to achieve a high
                    level of current income as its main
                    goal. The Fund may also seek to
                    increase the value of its shares, if
INCOME OPPORTUNITY  consistent with its main goal.          Alliance Capital Management L.P.
--------------------------------------------------------------------------------------------

                    The Fund seeks to increase the value    Fort Washington Investment
        VALUE PLUS  of its shares over the long-term.       Advisors, Inc.
--------------------------------------------------------------------------------------------

                    The Fund seeks to increase the value
                    of its shares over the long-term,
   GROWTH & INCOME  while receiving dividend income.        Scudder Kemper Investments, Inc.
--------------------------------------------------------------------------------------------

                    The Fund seeks to achieve an
                    increase in value and current
          BALANCED  income.                                 OpCap Advisors, Inc.
--------------------------------------------------------------------------------------------

                    The Fund seeks to provide a high
                    level of dividends and                  Fort Washington Investment
              BOND  distributions.                          Advisors, Inc.
--------------------------------------------------------------------------------------------

                    The Fund seeks to provide a higher
                    level of current income than a money
                    market fund, while also seeking to
                    prevent large fluctuations in the
                    value of the Sub-Account's initial
                    investment. The Fund does not try to
                    keep a constant $1.00 per share net     Fort Washington Investment
    STANDBY INCOME  asset value.                            Advisors, Inc.
--------------------------------------------------------------------------------------------


More complete information about each Fund, including information about its expenses, is included in the TVST
Prospectus that is contained in this booklet. Please read the TVST Prospectus carefully before you purchase a Contract.

  INFORMATION ABOUT THE
  INVESTMENT OPTIONS
  INFORMATION ABOUT THE
  INVESTMENT OPTIONS

                                                                              18

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

  VALUATION OF YOUR INVESTMENTS
  VALUATION OF YOUR INVESTMENTS

19

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS VALUATION OF YOUR INVESTMENTS


Sub-Accounts

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

[The type that appears in side bars in the typeset document are enclosed in Brackets "[" and "]" in the electronic file.]

[***ACCUMULATION UNIT
--------------------------------------------------------------------------------
A unit of measure used to calculate a Contract owner's share of a Sub-
Account. Although it is not the same as a mutual fund share, it is similar.

***ACCUMULATION UNIT VALUE
-------------------------------------------------------------------------------
The dollar value of an Accumulation Unit in a Sub-Account.]

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

     O The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

     O Any dividend or distributions paid by the corresponding Fund

     O Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

     O The mortality and expense risk charge
     O The contract administration charge
We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.

  PERFORMANCE INFORMATION

  PERFORMANCE INFORMATION

                                                                              20

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS PERFORMANCE INFORMATION

We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Contract owners. This performance information will be based on historical performance. It is not intended to predict the future performance of a Sub-Account.
Standardized Performance Information

We usually advertise average annual total return. Average annual total return represents the average compounded rate of return on a hypothetical initial investment of $1,000. It is calculated by comparing the hypothetical $1,000 investment in a Sub-Account to the hypothetical surrender value of the investment at the end of a period. The periods that we normally include are 1 year, 5 year and 10 year periods. If a Contract has not been available for the complete period, we include the period for which it was available.

Average annual total return reflects historical investment results and expenses of the Sub-Account for a specific period. It also reflects any surrender charge that you might pay if you surrendered your Contract at the end of the period. It does not include any deductions for premium taxes.

Non-Standardized Performance Information

We may use other performance information, such as cumulative total return and total return for other periods of time. We may compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or by nationally recognized financial publications.

  ANNUITY INCOME
  PAYMENT OPTIONS
  ANNUITY INCOME
  PAYMENT OPTIONS

21

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS ANNUITY INCOME PAYMENT OPTIONS

Annuity Phase


During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose (1A, 1B, 2A, 2B) as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.


Determining the Income Date

Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

Choosing the Payee

You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.

Determining the Payment Amount

Annuity income payment amounts are based on the Surrender Value of your Contract on the Income Date and the payment option you choose.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

Choosing the Frequency

Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.

  ANNUITY INCOME
  PAYMENT OPTIONS
  ANNUITY INCOME
  PAYMENT OPTIONS

                                                                              22

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

                     Choosing the Payment Option

                     You can select one of the four annuity income payment options described below at any time before the Income Date. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

                     If you do not elect an annuity payment plan, Life Income Option 2A (monthly payments guaranteed for 10 years) will apply.


                                                         OVERVIEW OF ANNUITY INCOME PAYMENT OPTIONS

             INSTALLMENT INCOME OPTION 1A    Fixed Period -- you select the number of years.
  --------------------------------------------------------------------------------------------------------------

             INSTALLMENT INCOME OPTION 1B    Fixed Amount -- you select the amount of the monthly payment.
  --------------------------------------------------------------------------------------------------------------

                    LIFE INCOME OPTION 2A    One Life -- we make payments as long as the Annuitant lives.
  --------------------------------------------------------------------------------------------------------------

                                             Joint and Survivor -- we make payments as long as either the
                    LIFE INCOME OPTION 2B    Annuitant or another designated person lives.
  --------------------------------------------------------------------------------------------------------------

  ANNUITY INCOME
  PAYMENT OPTIONS
  ANNUITY INCOME
  PAYMENT OPTIONS

23

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

                                            ANNUITY INCOME PAYMENT OPTIONS
                             FIXED PERIOD
                             Monthly Payment Amount: Based on the Surrender Value of your
                             Contract and the number of years in the payment period. Your monthly payments will remain the same throughout the payment period.
                             Payment Period: You select the number of years, but no more than 30.
                             Special Rule for Qualified Contract: Payment period may not
  INSTALLMENT INCOME         extend beyond the life expectancy of the Annuitant.
  OPTION 1A                  Option to Request Lump Sum Payment: Available at any time.
-----------------------------------------------------------------------------------------
                             FIXED AMOUNT
                             Monthly Payment Amount: You select the amount, which must be at least $5 for each $1,000 of Surrender Value. For example, if your Surrender Value is $60,000, the minimum monthly
                             payment amount is $300 ($5 x $60). Your monthly payments
                             will remain the same throughout the payment period.
                             Payment Period: Payments are made until the entire amount, including interest, is paid.
                             Special Rule for Qualified Contract: Payment period may not
  INSTALLMENT INCOME         extend beyond the life expectancy of the Annuitant.
  OPTION 1B                  Option to Request Lump Sum Payment: Available at any time.
-----------------------------------------------------------------------------------------
                             ONE LIFE
                             Monthly Payment Amount: Based on the Surrender Value of your
                             Contract, the age and sex of the Annuitant on the date of
                             the first payment, and the number of years chosen for
                             guaranteed payments. Your monthly payments will remain the same throughout the payment period.
                             Payment Period: You select 10 or 20 years as the guaranteed payment period. We make payments for as long as the
                             Annuitant lives even if the Annuitant lives longer than the selected period. For example, if you select a 10-year
                             guaranteed payment period and the Annuitant lives for 12
                             years, we make payments for 12 years.
                             Special Rule for Qualified Contract: Payment period may not extend beyond the life expectancy of the Annuitant or the
                             joint life expectancies of the Annuitants.
          LIFE INCOME        Option to Request Lump Sum Payment: Not available after the
          OPTION 2A          first payment is made.
-----------------------------------------------------------------------------------------
                             JOINT AND SURVIVOR
                             Monthly Payment Amount: Based on the Surrender Value of your
                             Contract and the age and sex of the Annuitant and another
                             designated person on the date of the first payment. Your
                             monthly payments will remain the same throughout the payment period.
                             Payment Period: Based on the lifetimes of the Annuitant and another designated person; payments continue as long as
                             either person is living. If either person dies before the
                             first payment, we make annuity payments during the
                             survivor's lifetime under Life Income Option 2A guaranteed for 10 years.
                             Special Rule for Qualified Contract: Payment period may not extend beyond the life expectancy of the Annuitant or the
                             joint life expectancies of the Annuitants.
          LIFE INCOME        Option to Request Lump Sum Payment: Not available after the
          OPTION 2B          first payment is made.
-----------------------------------------------------------------------------------------

  GUARANTEED DEATH BENEFIT
  GUARANTEED DEATH BENEFIT

                                                                              24

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS GUARANTEED DEATH BENEFIT


If the Annuitant dies before the Income Date, we will pay a guaranteed death benefit instead of annuity payments.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.


To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum.


Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:

 ANNUITANT DIES BEFORE ANNUITY PAYMENTS BEGIN, BEFORE THE FIRST DAY OF THE CALENDAR MONTH AFTER THE ANNUITANT'S 80TH BIRTHDAY.


 The death benefit amount will equal the greater of the following 2 amounts:

 - The Contract Value on the date we receive proof of death of the Annuitant and payment instructions for the beneficiary


 - The sum of all purchase payments minus any amounts withdrawn

   ANNUITANT DIES BEFORE ANNUITY PAYMENTS BEGIN BUT ON OR AFTER THE FIRST DAY OF THE CALENDAR MONTH AFTER THE ANNUITANT'S 80TH BIRTHDAY.


   The death benefit amount will equal the Contract Value on the day we receive proof of death of the Annuitant and payment instructions for the beneficiary.

   ANNUITANT DIES AFTER ANNUITY INCOME PAYMENTS BEGIN.

   Any remaining benefits will be paid based on the annuity income payment option in effect.

  WSLAC AND
  SEPARATE ACCOUNT 2
  WSLAC AND
  SEPARATE ACCOUNT 2

25

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS WSLAC AND SEPARATE ACCOUNT 2

WSLAC

Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Both companies issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

Separate Account 2

WSLAC established Separate Account 2 (SA2) under Ohio law on June 1, 1994. SA2 supports the Contracts and certain other variable annuity contracts that it issues. SA2 is registered with the SEC as a unit investment trust. We may operate SA2 as a management investment company or any other form permitted by law. We may also deregister SA2 if registration with the SEC is no longer required.

SA2 is currently divided into 8 Sub-Accounts: Emerging Growth, International Equity, Income Opportunity, Value Plus, Growth & Income, Balanced, Bond and Standby Income. SA2 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA2 invests the assets of each Sub-Account in a Fund of the Touchstone Variable Series Trust (TVST). The investment objective of a Sub-Account and the Fund in which it invests are identical.

WSLAC owns SA2's assets but it separates SA2's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA2's assets. We hold SA2's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by SA2. WSLAC is obligated to pay all benefits provided under the Contracts.


The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.

  SERVICE PROVIDERS
  SERVICE PROVIDERS

                                                                              26

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS SERVICE PROVIDERS


Touchstone Advisors, Inc. is the investment advisor for each Fund. Subject to the review and approval of the Board of Trustees of the TVST, it selects the Sub-Advisors and regularly reviews the investment strategies of each Sub-Advisor and the performance of each Fund. Its address is 311 Pike Street, Cincinnati, Ohio 45202.

Investors Bank and Trust Company provides administrative and fund accounting services to TVST. Its address is 200 Clarendon Street, Boston, Massachusetts 02116.

Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 311 Pike Street, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.


Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses).

  VOTING RIGHTS
  VOTING RIGHTS

27

VOTING RIGHTS [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS


Because each Sub-Account invests in a corresponding Fund of the TVST, WSLAC is entitled to vote at any meeting of the Fund's shareholders. WSLAC, on behalf of SA2, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account.

If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. Your voting instructions will apply to a specific number of Fund shares. We will calculate this number by determining the percentage of a Sub-Account that you own and applying this percentage to the total number of Fund shares that the Sub-Account owns.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

  OTHER INFORMATION
  ABOUT YOUR CONTRACT
  OTHER INFORMATION
  ABOUT YOUR CONTRACT

                                                                              28

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS OTHER INFORMATION ABOUT YOUR CONTRACT

Confirmations and Statements

We will send you a confirmation of each purchase payment and other transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for SA2. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines


We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your application and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.


If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

Security Procedures

We have established security procedures, such as recording telephone calls. In the future we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.


Misstatement of Age or Sex

If the age or sex of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and sex had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

  OTHER INFORMATION
  ABOUT YOUR CONTRACT
  OTHER INFORMATION
  ABOUT YOUR CONTRACT

29

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS


Assignment

Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.

Loans

You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.

No Dividends

The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.

Year 2000 Information

WSLAC began its effort to address the Year 2000 Compliance issue prior to 1990. As of January 1, 1999, the internal effort is complete. All computer equipment and software systems, communications equipment and software, and any affected building equipment and facilities are expected to properly calculate, process and use dates before, during and after January 1, 2000 without error or interruption. In addition to its internal efforts, WSLAC has a Year 2000 Task Force in place to monitor the Year 2000 efforts of its critical business partners and suppliers. Should this Task Force determine that the Year 2000 efforts of any of these partners or suppliers will not be adequate, WSLAC will develop contingency plans to address any issues which may arise.


Financial Statements and Additional Contract Information


Financial statements of WSLAC and SA2 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is included on page 47. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2).

  FEDERAL INCOME TAX
  INFORMATION
  FEDERAL INCOME TAX
  INFORMATION

                                                                              30

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS FEDERAL INCOME TAX INFORMATION

The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR BEFORE YOU PURCHASE A CONTRACT. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

     O WSLAC's tax status

     O The tax status of the Contract

     O Your tax status

     O The tax status of your beneficiary

     O The tax status of the person you select to receive annuity payments


Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effects of such other laws on your investment in a Contract are not discussed in this summary.


The following discussion assumes "you" are the owner of a Contract.

Tax Status of WSLAC


WSLAC is taxed as a life insurance company. Because the operations of the SA2 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA2 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.


Tax Status of the Contract

We believe that your Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that your Contract may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.


If your Contract is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions which follow entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if your Contract is treated as an "annuity contract" under the Code.

  FEDERAL INCOME TAX
  INFORMATION
  FEDERAL INCOME TAX
  INFORMATION

31

             [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS


Tax Treatment of Non-Qualified Contracts


The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".


A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment).

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.


The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.


Tax Treatment of Purchase Payments

Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

Tax Treatment of Withdrawals, Surrenders and Distributions


You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.


[The type that appears in side bars in the typeset document are enclosed in Brackets "[" and "]" in the electronic file.]


[***The cost basis of your Non-Qualified Contract is generally the sum of your purchase payments for the Contract.]


Tax Treatment of Partial Withdrawals and Surrenders

PARTIAL WITHDRAWALS. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated as coming first from earnings (which

  FEDERAL INCOME TAX
  INFORMATION
  FEDERAL INCOME TAX
  INFORMATION

                                                                              32

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments). This portion of the withdrawal will not be included in your income for federal income tax purposes.

If your Non-Qualified Contract contains investments made prior to August 14, 1982, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

SURRENDERS. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

Tax Treatment of Annuity Payments

If you receive annuity payments from your Non-Qualified Contract, a fixed portion of each payment is generally excludable from income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in income for such purposes.

The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     O A distribution that is made on or after the date you reach age 59 1/2

     O A distribution that is made on or after your death

     O A distribution that is made when you are totally disabled

  FEDERAL INCOME TAX
  INFORMATION
  FEDERAL INCOME TAX
  INFORMATION

33

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

     O A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract
     O A part of a distribution that is attributable to your investment in the
       Contract prior to August 14, 1982
     O A distribution that is paid as an immediate annuity (within the meaning of Section 72(u)(4) of the Code)

Tax Treatment of Assignments

An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

Required Distributions


To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.


Generally, if you die before annuity payments begin, the amounts accumulated under your Non-Qualified Contract either must be distributed within 5 years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or life expectancy) of your beneficiary under the Contract.

Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

Withholding

Payments received from your Non-Qualified Contract are generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Multiple Non-Qualified Contracts

All Non-Qualified Contracts that are issued to you within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.

  FEDERAL INCOME TAX
  INFORMATION
  FEDERAL INCOME TAX
  INFORMATION

                                                                              34

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

Tax Treatment of Qualified Contracts


The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".


A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it.

When you make a withdrawal from your Qualified Contract, surrender it or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).

Types of Qualified Contracts

The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

     O Traditional IRAs (individual retirement annuities under Section 408 of the Code)

     O Roth IRAs (individual retirement annuities under Section 408A of the
       Code)


     O Section 401 Plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)


     O Section 403(b) Plans (tax-sheltered annuities under Section 403(b) of the
       Code)

     O Section 457 Deferred Compensation Plans (deferred compensation plans under Section 457 of the Code)

     O SEPs (simplified Employee Pension Plans under Section 408(k) of the Code)

     O Simple IRAs (Savings Incentive Match Plans for Employees under Section
       408(p) of the Code)


     O Texas ORP Plans (State of Texas Optional Retirement Program plans)


Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.

  FEDERAL INCOME TAX
  INFORMATION
  FEDERAL INCOME TAX
  INFORMATION

35
              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS


Limitations Imposed by the Code or the Qualified Plan

In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

     O Amounts of allowable contributions
     O Form, manner and timing of distributions

     O Vesting and nonforfeitability of interests

     O Nondiscrimination in eligibility, participation, contributions and benefits

     O Tax treatment of distributions, withdrawals and surrenders

     O Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan

     O Receipt and taxation of loans

A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

Tax Consequences of Participating in a Qualified Plan

The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

[The type that appears in side bars in the typeset document are enclosed in Brackets "[" and "]" in the electronic file.]

[***The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.]

TRADITIONAL AND ROTH IRAS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

SECTION 401 PLANS AND SECTION 403(b) PLANS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 Plan or a Section 403(b) Plan, we have included a supplement in this Prospectus as to such Plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.
TEXAS OPTIONAL RETIREMENT PROGRAM. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus as to this Program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the

  FEDERAL INCOME TAX
  INFORMATION
  FEDERAL INCOME TAX
  INFORMATION

                                                                              36

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

information that may be important to you. The supplement is for general informational purposes only.

OTHER QUALIFIED PLANS. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation Plan, a SEP or a Simple IRA.

  SUPPLEMENT A
  SUPPLEMENT A

37

SUPPLEMENT A  [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

Accumulation Unit Values


The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how Accumulation Unit Value is calculated is located on page 19 in this Prospectus.


[The type that appears in side bars in the typeset document are enclosed in Brackets "[" and "]" in the electronic file.]

[***ACCUMULATION UNIT
--------------------------------------------------------------------------------
A unit of measure used to calculate a Contract owner's share of a Sub-
Account. Although it is not the same as a mutual fund share, it is similar.

***ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------
The dollar value of an Accumulation Unit in a Sub-Account.]



                          YEARS ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                          DECEMBER 31    BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              1995*          10.000000         11.741102          2,008
                              1996           11.741102         12.947664          4,066
          EMERGING GROWTH     1997           12.947664         17.169847         15,058
--------------------------------------------------------------------------------------------
                              1995*          10.000000         11.282669          2,158
                              1996           11.282669         12.475967          4,538
     INTERNATIONAL EQUITY     1997           12.475967         14.203413         10,507
--------------------------------------------------------------------------------------------
                              1995*          10.000000         12.572866          2,048
                              1996           12.572866         15.886632          3,590
       INCOME OPPORTUNITY     1997           15.886632         17.673231         58,064
--------------------------------------------------------------------------------------------
                              1995*          10.000000         12.533949          2,623
                              1996           12.533949         14.291347          4,690
          GROWTH & INCOME     1997           14.291347         16.995828         15,766
--------------------------------------------------------------------------------------------
                              1995*          10.000000         12.018023          1,771
                              1996           12.018023         13.922266          3,958
                 BALANCED     1997           13.922266         16.382306         10,276
--------------------------------------------------------------------------------------------
                              1995*          10.000000         11.309517          1,615
                              1996           11.309517         11.505592          2,904
                     BOND     1997           11.505592         12.322051          7,005
--------------------------------------------------------------------------------------------
                              1995*          10.000000         10.364840          1,059
                              1996           10.364840         10.819908         19,762
           STANDBY INCOME     1997           10.819908         11.314893         11,233
--------------------------------------------------------------------------------------------


* Operations began on February 23, 1995

  SUPPLEMENT B
  SUPPLEMENT B

                                                                              38
              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS


SUPPLEMENT B

Federal Income Tax Information
Section 401 Plans and Section 403(b) Plans

Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called Section 401 Plans in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 Plan.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax-sheltered annuities" (called
Section 403(b) Plans in this Supplement) for their employees.

[The type that appears in side bars in the typeset document are enclosed in Brackets "[" and "]" in the electronic file.]

[***Because the provisions of Section 401 Plans and Section 403(b) Plans vary from plan to plan, you should contact your plan administrator for additional information.]


The Code places limitations and restrictions on all Section 401 and Section 403(b) Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.



This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 Plan or a Section 403(b) Plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.


Tax Treatment of Contributions

Other than "after-tax" contributions made by you to a Section 401 Plan, contributions to a Section 401 Plan or a Section 403(b) Plan generally are NOT included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions

Any distributions from Qualified Contracts purchased in connection with Section 401 Plans or Section 403(b) Plans generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A SECTION 401 PLAN. If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.

  SUPPLEMENT B
  SUPPLEMENT B

39

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER. In addition, special rules apply to a distribution from a Qualified Contract that relates to a
Section 401 Plan or a Section 403(b) Plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:


     O To a Traditional IRA or to an individual retirement account under Section
       408 of the Code

     O To another Section 401 Plan or a certain kind of annuity plan under
       Section 403(a) of the Code (if the distribution is from a Section 401
       Plan)

     O To a Section 403(b) Plan (if the distribution is from a Section 403(b)
       Plan)


These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 Plan or Section 403(b) Plan will be an eligible rollover distribution EXCEPT to the extent:


     O It represents the return of your "after-tax" contributions or is not otherwise includable in income

     O It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of less than ten years

     O It is a required minimum distribution under Section 401(a)(9) of the Code as described below

     O It is made from a Section 401 Plan by reason of a hardship


Required minimum distributions under Section 401(a)(9) include the following required payments:

     O Required payments for the calendar year in which you reach age 70 1/2 or any later calendar year


     O If the plan is a Section 401 Plan that is not maintained by certain governmental or church-sponsored organizations and if you are not treated under the Code as owning 5% or more of the employer of the applicable plan, required payments for the later of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer or for any later calendar year


The administrator of the applicable Section 401 Plan or Section 403(b) Plan should provide additional information about these rollover tax rules when a distribution is made.

DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS. If any distribution is made from a Qualified Contract that relates to a Section 401 Plan or Section 403(b) Plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax"

  SUPPLEMENT B
  SUPPLEMENT B

                                                                              40

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

WITHHOLDING. If any part of a distribution from a Qualified Contract that relates to a Section 401 Plan or a Section 403(b) Plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from such Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can elect completely out of withholding as to such part.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 Plan or a
Section 403(b) Plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     O A distribution that is made on or after the date you reach age 59 1/2

     O A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     O A distribution that is made on or after your death


     O A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code)


     O A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract

     O A distribution that is made to you by reason of your separation from service with the employer of the applicable plan during or after the calendar year in which you reach age 55

     O A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under

  SUPPLEMENT B
  SUPPLEMENT B

41

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

       Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     O A distribution that is made to an alternate payee of yours pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code)

Required Distributions


Distributions from a Qualified Contract issued in connection with a Section 401 Plan or a Section 403(b) Plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:


     O Required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     O If a Section 401 Plan is involved (except for a Section 401 Plan maintained by certain governmental or church-sponsored organizations) and you are not considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.


     O When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.


In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

Special Provisions

LOANS. Qualified Contracts used for Section 403(b) Plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 Plans may allow you to borrow money from a Qualified Contract that is used for such plans.


In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:


     O The amount of each loan must generally be at least $1,000.

     O The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.

     O The loan must be repaid in substantially equal payments made at least quarterly.

     O Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.

     O There may also be restrictions on the maximum time for repaying the loan.

  SUPPLEMENT B
  SUPPLEMENT B

                                                                              42

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

A Section 403(b) Plan or a Section 401 Plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable
Section 403(b) Plan or Section 401 Plan should be able to provide information about these rules.

WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 Plan or Section 403(b) Plan to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) Plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become totally disabled or in the case of your hardship. Withdrawals for hardship do not include earnings allocated for you under the plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 Plan or Section 403(b) Plan.

  SUPPLEMENT C
  SUPPLEMENT C

43

SUPPLEMENT C  [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

State of Texas Optional Retirement Program

The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.

ORP Contracts

ELIGIBLE PARTICIPANTS. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract. "State supported institutions of higher education" are defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

EMPLOYER PREMIUMS. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

LOANS. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

DISTRIBUTIONS. Distributions from an ORP Contract are considered to have begun if:

     O Distributions are made on account of you reaching your required beginning date


     O Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under Section 1.401(a)(9) of the Regulations



Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 70 1/2.


SPECIFIC PLAN RULES. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.

Federal Income Tax Information

This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract

  SUPPLEMENT C
  SUPPLEMENT C

                                                                              44

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.


The specific rules related to ORP Contracts and Texas ORP Plans discussed in Section A above, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in the previous section.


Tax Treatment of Contributions

Contributions to a Texas ORP Plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions

Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     O A distribution that is made on or after the date you reach age 59 1/2

     O A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     O A distribution that is made on or after your death


     O A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code)


     O A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract

  SUPPLEMENT C
  SUPPLEMENT C

45

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

     O A distribution that is made to you by reason of your separation from service with the employer of the applicable plan during or after the calendar year in which you reach age 55

     O A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     O A distribution that is made to an alternate payee of yours pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code)


Required Distributions Under the Code

Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:


     O Required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     O If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.


     O When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.


In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.


Withdrawal Limitations Under the Code


The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age
59 1/2, when you separate from service with the employer of the plan, when you become totally disabled or in the case of your hardship. Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

                                    [THIS PAGE INTENTIONALLY LEFT BLANK]

  TABLE OF CONTENTS FOR
  STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS FOR
  STATEMENT OF ADDITIONAL INFORMATION

47
              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                                             PAGE
General....................................................    3
Safekeeping Of Assets......................................    3
Distribution Of The Contracts..............................    3
Sub-Account Performance....................................    4
Sub-Accounts Accumulation Unit Value.......................    5
Fixed Annuity Income Payments..............................    6
Qualification As An "Annuity Contract".....................    7
Independent Accountants....................................    9
Financial Statements.......................................    9

              [ICON]TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               SEPARATE ACCOUNT 2
                       TOUCHSTONE ADVISOR VARIABLE ANNUITY


                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS


                          ----------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                 January 4, 1999

                          ----------------------------


         This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated January 4, 1999 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 2 ("SA2"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.

         A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

                                TABLE OF CONTENTS
                                       OF
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
                                                                           ----

General                                                                       3

Safekeeping of Assets                                                         3

Distribution of the Contracts                                                 3

Sub-Account Performance                                                       4

Sub-Accounts Accumulation Unit Value                                          5

Fixed Annuity Income Payments                                                 6

Qualification as an "Annuity Contract"                                        7

         Diversification                                                      7
         Excessive Control                                                    7
         Required Distributions                                               8

Independent Accountants                                                       9

Financial Statements                                                          9

GENERAL

         Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

         WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

         WSLAC and SA2 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

SAFEKEEPING OF ASSETS

         The assets of SA2 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

DISTRIBUTION OF THE CONTRACTS

         As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

         Sales commissions attributable to the Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.

                                                                                   Amounts Retained by
Period                                              Sales Commissions Paid         Distributor
------------------------------------------------------------------------------------------------------------
For the period from February 23, 1995 to                  $  159,807                     $ 26,967
December 31, 1995
For the year ended December 31, 1996                      $1,902,186                     $305,688
For the year ended December 31, 1997                      $7,686,342                     $790,452

SUB-ACCOUNT PERFORMANCE

         The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and is not intended to indicate future performance of either one. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

         Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

         P(1 + T)n = ERV where:

                  P        =        a hypothetical initial purchase payment of
                                    $1,000
                  T        =        average annual total return
                  n        =        number of years and/or portion of a year
                  ERV      =        ending redeemable value of a hypothetical
                                    initial purchase payment of $1,000 at the end of the applicable period

The following table sets forth the type of total return data for each of the Sub-Accounts that will be used in advertising, in each case for the period ended December 31, 19987

Type of           Emerging      INTERNATIONAL    INCOME         GROWTH &                                 STANDBY
Performance       Growth        EQUITY           OPPORTUNITY    INCOME      BALANCED      BOND           INCOME
Data              Sub-Account   Sub-Account      Sub-Account    Sub-Account Sub-Account   Sub-Account    Sub-Account
Total Return      29.11%        10.35%           7.75%          15.42%      14.17%        3.60%          1.07%
For Year

Total Return      32.61%        13.85%           11.25%         18.92%      17.67%        7.10%          4.57%
For Year
Measured by
Change In
Accumulation
Unit Value **

Average Annual    17.25%        9.57%            18.46%         16.83%      15.31%        4.07%          0.88%
Total Return
Since Inception*

Total Return      71.70%        42.03%           76.73%         69.96%      63.82%        23.22%         13.15%
Since Inception
Measured By
Change In
Accumulation
Unit Value**

* Based on a period beginning February 28, 1995.

** Calculated by determining the change in the Accumulation Unit Value from the beginning of the period to the end of the period and dividing such amount by the Accumulation Unit Value at the end of the period.

         While average annual total returns are convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

         Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

         "Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

         Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

         WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

         Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNTS ACCUMULATION UNIT VALUE

         In this discussion, the term Valuation Period means the period of time beginning at the

Close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

         The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

         The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

         (a) equals:       (1) the net asset value per share of the underlying
                           fund at the end of the current Valuation Period, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                           (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

         (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

         (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.

FIXED ANNUITY INCOME PAYMENTS

         The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected. Annuity payments will be the larger of:

o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

         Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"

         For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status an "annuity contract."

         DIVERSIFICATION

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in
Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment;
(2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

         The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

         EXCESSIVE CONTROL

         The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

         The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

         REQUIRED DISTRIBUTIONS

         Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

         The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

         For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or reaches age 70-1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint and last survivor life expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70-1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

         If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70-1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70-1/2, and the owner (or the employer sponsoring the Qualified
Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT ACCOUNTANTS

         The financial statements of Western-Southern Life Assurance Company Separate Account 2 and the financial statements of Western-Southern Life Assurance Company, included in this registration statement and described on below, have been included herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

         The following financial statements for Western-Southern Life Assurance Company Separate Account 2 at and for the fiscal periods indicated are attached hereto:

1.       Report of PricewaterhouseCoopers LLP.

2.       Statement of Net Assets as of December 31, 1997.

3. Statement of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996.

4.       Notes to Financial Statements.

5. Supplementary Information-Selected Per Unit Data and Ratios for the years ended December 31, 1997 and 1996.

6.       Statement of Net Assets as of June 30, 1998 (unaudited).

7. Statement of Operations and Changes in Net Assets for the period from January 1, 1998 to June 30,1998 (unaudited).

8.       Notes to Financial Statements (unaudited).

9. Supplementary Information-Selected Per Unit Data and Ratios for the period ended June 30, 1998 (unaudited) and for the year ended December 31, 1997.

         The following financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

1.       Report of PricewaterhouseCoopers LLP.

2.       Consolidated Balance Sheets as of December 31, 1997 and 1996.

3. Consolidated Statements of Operations for the years ended December 31, 1997, 1996 and 1995.

4. Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996 and 1995.

5. Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995.

6.       Notes to Financial Statements.

         The following financial statements for Select Advisors Portfolios at and for the fiscal periods indicated are incorporated by reference from their current reports to shareholders filed with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of each such report will be provided to each person receiving this Statement of Additional Information.

1.       Schedule of Investments December 31, 1997.

2.       Statement of Assets and Liabilities December 31, 1997.

3.       Statement of Operations for the year ended December 31, 1997.

4. Statement of Changes in Net Assets for the years ended December 31, 1997 and 1996.

5. Supplementary Data for the years ended December 31, 1997, 1996, 1995 and 1994.

6.       Notes to Financial Statements.

7.       Report of PricewaterhouseCoopers LLP

DISTRIBUTOR

Touchstone Securities, Inc.                          Sub-Accounts
311 Pike Street                                      ------------
Cincinnati, Ohio  45202                              o Emerging Growth
(800) 669-2796 (press 3)                             o International Equity
                                                     o Income Opportunity
INVESTMENT ADVISOR AND SPONSOR                       o Value Plus
                                                     o Growth & Income
Touchstone Advisors, Inc.                            o Balanced
311 Pike Street                                      o Bond
Cincinnati, Ohio  45202                              o Standby Income

TOUCHSTONE VARIABLE ANNUITY SERVICE CENTER

Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
(800) 669-2796 (press 2)

TRANSFER AGENT

State Street Bank and Trust Company
P.O. Box 8578
Boston, Massachusetts  02266-8518

ADMINISTRATOR, CUSTODIAN
AND FUND ACCOUNTING AGENT

Investors Bank & Trust Company                       STATEMENT OF
200 Clarendon Street                                 ADDITIONAL INFORMATION
Boston, Massachusetts 02116                          January 4, 1999

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
312 Walnut Street
Cincinnati, Ohio  45202

LEGAL COUNSEL

Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio  45202